Basis of preparation - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Basis of preparation
Operating losses	€ (56,678)	€ (59,984)
Net losses	(69,376)	€ (72,225)
Current liabilities	162,590
Accumulated losses	€ (629,248)		€ (571,931)